Income Taxes - Summary of Disclosing Information Relating to Tax Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Loss before taxes	€ (43,686)	€ (19,770)	€ (9,896)
Expected taxes applying the domestic tax rate of 27.725% (previous year: 27.725%)	(12,112)	(5,481)
Tax effect of foreign tax rates	(85)	(35)
Tax effect of expenses that are not deductible for tax purposes / tax adjustments	192	98
Tax effect from losses incurred in the current year and deductible temporary differences for which no deferred taxes were recognized	15,344	5,537
Write-down of deferred tax assets	(2,123)	0
Other	575	(120)
Tax expense for the fiscal year	€ 1,791	€ 0	€ 0